Leases - Schedule of Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
2026	$ 1,708
2027	967
2028	206
2029	202
2030	67
Total lease payments	3,150
Less interest	(266)
Total operating lease liabilities	$ 2,884	$ 3,312